FINANCING AND LOANS - Court Action Allowance for Doubtful Accounts (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Loans and receivables
FINANCING AND LOANS
Provision for doubtful accounts	R$ 268,920	R$ 258,338	R$ 241,047	R$ 225,293